Property, Plant and Equipment, Net - Schedule of Property Plant and Equipment Net (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Buildings [Member] USD ($)	Dec. 31, 2014 Buildings [Member] CNY	Dec. 31, 2013 Buildings [Member] CNY	Dec. 31, 2014 Medical Equipment [Member] USD ($)	Dec. 31, 2014 Medical Equipment [Member] CNY	Dec. 31, 2013 Medical Equipment [Member] CNY	Dec. 31, 2014 Electronic and Office Equipment [Member] USD ($)	Dec. 31, 2014 Electronic and Office Equipment [Member] CNY	Dec. 31, 2013 Electronic and Office Equipment [Member] CNY	Dec. 31, 2014 Motor Vehicles [Member] USD ($)	Dec. 31, 2014 Motor Vehicles [Member] CNY	Dec. 31, 2013 Motor Vehicles [Member] CNY	Dec. 31, 2014 Leasehold Improvement and Building Improvement [Member] USD ($)	Dec. 31, 2014 Leasehold Improvement and Building Improvement [Member] CNY	Dec. 31, 2013 Leasehold Improvement and Building Improvement [Member] CNY	Dec. 31, 2014 Construction in Progress [Member] USD ($)	Dec. 31, 2014 Construction in Progress [Member] CNY	Dec. 31, 2013 Construction in Progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 181,110	1,123,716	1,888,798	$ 46	285	402,671	$ 173,680	1,077,612	1,324,206	$ 2,004	12,432	36,458	$ 285	1,768	3,931	$ 820	5,087	5,087	$ 4,275	26,532	116,445
Less: accumulated depreciation	(59,771)	(370,854)	(393,046)
Property, plant and equipment before impairment	121,339	752,862	1,495,752
Less: accumulated impairment charges	(512)	(3,179)	(3,179)
Property, plant and equipment after impairment	$ 120,827	749,683	1,492,573